Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 31, 2012
Property Plant And Equipment [Abstract]
Property and Equipment

Note 4 – Property and Equipment

Property and equipment consisted of the following (in thousands):

	September 29, 2013	December 30, 2012
Machinery and equipment	$22,734	$20,351
Software	11,511	10,852
Computer equipment	5,599	5,433
Furniture and fixtures	988	1,012
Leasehold improvements	1,834	1,887
Construction in progress	907	868

	43,573	40,403
Less: Accumulated depreciation and amortization	(34,798)	(31,634)

	$8,775	$8,769

Depreciation and amortization expense for property and equipment was $1.1 million for both the three months ended September 29, 2013 and September 30, 2012, respectively. Depreciation and amortization expense for property and equipment was $3.3 million and $4.2 million for the nine months ended September 29, 2013 and September 30, 2012, respectively.

Note 6—Property and Equipment

Property and equipment consisted of the following (in thousands):

	December 30, 2012	January 1, 2012
Machinery and equipment	$20,351	$18,207
Software	10,852	8,981
Computer equipment	5,433	4,823
Furniture and fixtures	1,012	866
Leasehold improvements	1,887	1,035
Construction in progress	868	128

	40,403	34,040
Less: Accumulated depreciation and amortization	(31,634)	(27,004)

	$8,769	$7,036

Depreciation expense for property and equipment was $5.3 million, $4.7 million and $4.2 million for the years ended December 30, 2012, January 1, 2012 and January 2, 2011, respectively.